30. ADMINISTRATIVE EXPENSES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	$ 4,905	$ 3,628	$ 1,221
Salaries and social security charges
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	1,953	1,517	527
Benefits to the personnel
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	140	53	16
Accrual of defined benefit plans
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	135	85	13
Fees and compensation for services
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	1,338	1,222	294
Compensation agreements
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	468	236	101
Directors' and Syndicates' fees
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	95	65	44
Property, plant and equipment depreciations
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	110	55	15
Consumption of materials
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	61	38	23
Maintenance
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	60	33	3
Transport and per diem
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	44	25	6
Rental and insurance
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	138	115	77
Surveillance and security
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	94	51	26
Taxes, rates and contributions
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	102	37	45
Communications
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	48	30	9
Advertising and promotion
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	56	29	1
Other
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	$ 63	$ 37	$ 21